EQ ADVISORS TRUSTSM

EQ/T. Rowe Price Growth Stock Portfolio

EQ/Large Cap Growth Managed Volatility Portfolio

SUPPLEMENT DATED JULY 31, 2023 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.

The following changes to the Portfolios’ SAI are effective on or about July 31, 2023:

All references to T. Rowe Price Associates, Inc. as a sub-adviser for the EQ/T. Rowe Price Growth Stock Portfolio and EQ/Large Cap Growth Managed Volatility Portfolio are deleted.

All references to EQ/T. Rowe Price Growth Stock are deleted and replaced with EQ/JPMorgan Growth Stock Portfolio.

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The section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is amended to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/JPMorgan Growth Stock EQ/Large Cap Growth Managed Volatility	JPMorgan is a registered investment adviser and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a publicly held bank holding company.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — J.P. MORGAN INVESTMENT MANAGEMENT, INC.” is amended to include the following information:

J.P. Morgan Investment Management, Inc. (“JPM” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of June 30, 2023						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (MM)	Number of Accounts	Total Assets (MM)	Number of Accounts	Total Assets (MM)	Number of Accounts	Total Assets (MM)	Number of Accounts	Total Assets (MM)	Number of Accounts	Total Assets (MM)

EQ/JPMorgan Growth Stock Portfolio

Giri Devulapally	9	$64,216.0	6	$5,658.6	81	$14,593.2	0	N/A	0	N/A	0	N/A

Holly Fleiss	7	$63,273.0	3	$8,731.0	23	$11,362.1	0	N/A	0	N/A	0	N/A

Larry Lee	8	$79,182.4	2	$5,358.5	23	$11,362.1	0	N/A	0	N/A	1	$22.5

Joseph Wilson	8	$63,278.2	3	$11,579.2	75	$15,145.5	0	N/A	0	N/A	0	N/A

Robert Maloney	3	$61,142.0	1	$3,396.2	0	N/A	0	N/A	0	N/A	0	N/A

EQ/Large Cap Growth Managed Volatility Portfolio

Giri Devulapally	9	$64,216.0	6	$5,658.6	81	$14,593.2	0	N/A	0	N/A	0	N/A

Holly Fleiss	7	$63,273.0	3	$8,731.0	23	$11,362.1	0	N/A	0	N/A	0	N/A

Larry Lee	8	$79,182.4	2	$5,358.5	23	$11,362.1	0	N/A	0	N/A	1	$22.5

Joseph Wilson	8	$63,278.2	3	$11,579.2	75	$15,145.5	0	N/A	0	N/A	0	N/A

Robert Maloney	3	$61,142.0	1	$3,396.2	0	N/A	0	N/A	0	N/A	0	N/A

Compensation Information

JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation — base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value — aligned with client objectives — including, but not limited to:

•	Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;

•	The scale and complexity of their investment responsibilities;

•	Individual contribution relative to the client’s risk and return objectives;

•	Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and

•	Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.

In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.

For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.

For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.).

In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

•	Reducing or altogether eliminating annual incentive compensation;

•	Canceling unvested awards (in full or in part);

•	Clawback/recovery of previously paid compensation (cash and / or equity);

•	Demotion, negative performance rating or other appropriate employment actions; and

•	Termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

Ownership of Shares of the Portfolios as of June 30, 2023

Portfolio Manager	None	$1— $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/JPMorgan Growth Stock Portfolio

Giri Devulapally	X

Holly Fleiss	X

Larry Lee	X

Joseph Wilson	X

Robert Maloney	X

EQ/Large Cap Growth Managed Volatility Portfolio

Giri Devulapally	X

Holly Fleiss	X

Larry Lee	X

Joseph Wilson	X

Robert Maloney	X